Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Unaudited Condensed Financial Information of the Parent Company [Abstract]
Unaudited Condensed financial information of the parent company
18	UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Payment of dividends by entities organized in the PRC are subject to limitations, procedures and formalities. Regulations in the PRC currently permit payments of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s PRC subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenue being earned and currency received is denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires that the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

	December 31,	December 31,
	2024	2023
ASSETS

Current assets
Cash	$20	$542
Prepayments and other current assets	356	93
Total Current Assets	376	635

Deferred issuance costs	-	-
Investment in subsidiaries and VIEs (restricted)	116,768	107,312
Non-current assets	116,768	107,312
Total Assets	$117,144	$107,947

Liabilities and Shareholders’ Equity

Current liabilities
Due to a related party	-	-
Total Current Liabilities	-	-
Total liabilities	-	-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 shares issued and outstanding as of December 31, 2024 and 2023.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2024 and 2023.	4	4
Additional paid-in capital	83,762	83,762
Retained earnings	42,421	31,543
Accumulated other comprehensive loss	(9,047)	(7,366)
Total Shareholders’ Equity	117,144	107,947

Total Liabilities and Shareholders’ Equity	$117,144	$107,947
	Years Ended December 31,
	2024	2023	2022

Equity in earnings of subsidiaries	$11,137	$10,715	$8,259
General and administrative expenses	(259)	(421)	(472)
NET INCOME	10,878	10,294	7,787

OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(1,681)	(1,757)	(8,157)
COMPREHENSIVE INCOME (LOSS)	$9,197	$8,537	$(370)
	Years Ended December 31,
	2024	2023	2022

Cash flows from operating activities
Net income	$10,878	$10,294	$7,787
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(11,137)	(10,715)	(8,259)
Prepaid expenses and other current assets	(263)	(92)	-
Net cash used in operating activities	(522)	(513)	(472)
Cash flows from investing activities
Loan to a subsidiary	-	(6,660)	-
Net cash used in investing activities	-	(6,660)	-
Cash flows from financing activities
Due to a related party	-	(600)	600
Deferred issuance costs	-	(279)	(81)
Proceeds from initial public offering	-	8,547	-
Net cash provided by financing activities	-	7,668	519
Net (decrease) increase in cash	(522)	495	47
Cash, beginning of year	$542	$47	$-
Cash, end of year	$20	$542	$47